VANECK COMMODITY STRATEGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Par (000’s	)	Value
Short-Term Investments: 94.5%
United States Treasury Obligations: 94.5%
United States Treasury Bills
4.72%, 07/11/23 (a)	$4,663		$4,657,853
4.94%, 07/25/23 (a)	9,016		8,988,479
4.98%, 08/01/23 (a)	8,766		8,730,286
5.05%, 08/08/23 (a)	4,468		4,445,090
			26,821,708
Total Short-Term Investments: 94.5% (Cost: $26,817,106)			26,821,708
Other assets less liabilities: 5.5%			1,555,154
NET ASSETS: 100.0%			$28,376,862

Footnotes:

(a)	All or a portion of these securities are held at the broker for futures collateral. Total value of securities held at the broker is $4,712,727.

Futures Contracts

Reference Entity	Type	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Brent Crude Oil	Long	46	09/29/23	$3,455,520	$(189,583)
Brent Crude Oil	Long	1	08/31/23	75,300	(3,297)
Copper	Long	27	09/27/23	2,537,663	(39,500)
Corn	Long	52	09/14/23	1,270,100	(285,178)
Gasoline RBOB	Long	39	09/29/23	3,633,084	(67,271)
Gold 100 OZ	Long	16	08/29/23	3,087,039	(197,529)
LME Zinc	Long	15	08/14/23	895,969	8,758
LME Zinc	Long	15	07/17/23	894,844	5,758
Natural Gas	Long	23	03/26/24	732,550	4,458
NY Harbor ULSD	Long	30	03/28/24	2,982,168	2,655
Soybean	Long	34	09/14/23	2,304,350	(95,063)
Soybean Meal	Long	13	10/13/23	518,440	(19,949)
Soybean Oil	Long	5	08/14/23	185,100	20,880
Soybean Oil	Long	9	10/13/23	320,544	2,661
Sugar No. 11	Long	114	04/30/24	2,762,995	(204,718)
WTI Crude Oil	Long	50	11/20/23	3,520,000	(211,857)
LME Zinc	Short	15	07/17/23	894,844	(9,355)
Net unrealized depreciation on futures contracts					$(1,278,130)

Summary of Investments by Sector	% of Investments	Value
Government	100.0%	$26,821,708
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